Consolidated Statement of Stockholders' Deficit (FY) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 25, 2024	[1]	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares outstanding (in shares)	191,477,375		191,477,375		136,700,583		100,000,000	87,500,000	100,000,000	100,000,000	100,000,000	10,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001				$ 0.000001	$ 0.0001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Value of paid in capital upon conversion of common stock	$ 50,000,000	$ 300,426,000	$ 350,426,000	$ 0
Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued upon conversion of common stock (in shares)	6,250,000	6,014,534
Value of paid in capital upon conversion of common stock	$ 600	$ 600

[1]	Excludes 4,667,033 shares not outstanding and held in escrow.